WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
WARRANT LIABILITIES
Schedule of warrant liabilities

Six Months Ended
June 30, 2025
US$
Balance as of December 31, 2024	3,340
Change in fair values	(1,722)
Balance as of June 30, 2025	1,618

Sponsor Warrants
WARRANT LIABILITIES
Schedule of quantitative information regarding Level 3 fair value measurement inputs

As of June 30, 2025

Risk-free interest rate	3.72%
Dividend rate	0.0%
Expected term (years)	3.64 years
Expected volatility	52.55%
Spot price	US$2.20